Income Tax (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryover	$ 5,310,500	$ 4,989,300
Accrued related party payroll	37,500	11,000
Valuation allowance	(5,348,000)	(5,000,300)
Deferred tax asset, net	$ 0	$ 0